Business combinations (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)		$ 45,300
Seller's credit note		40,600
Working capital adjustment		800
Total Gross Considertaion		86,662
Assets acquired
Cash and cash equivalents				$ 7,695
Liabilities assumed
Total liabilities assumed		(91,522)
Total identifiable net assets		89,898
Goodwill		24,370	$ 16,241	$ 19,251
Non-controlling interest in total identifiable net assets		89,898
Acquired share in total identifiable net asset		3,236
Total consideration		86,662
Hoegh Grace [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)		91,768
Working capital adjustment		407
Total consideration		92,175
Assets acquired
Cash and cash equivalents		3,774
Restricted cash		19
Trade receivables		4,446
Prepaid expenses and other receivables		51
Vessel		357,138
Other equipment		30
Other long term assets		830
Total assets		378,048
Liabilities assumed
Trade payables		(193)
Amounts due from owners and affiliates		(622)
Accrued liabilities and other payables		(1,569)
Total long term debt		(192,286)
Derivative instruments		(2,642)
Total liabilities assumed		(197,312)
Total identifiable net assets		180,736
Non-controlling interest in total identifiable net assets		88,561
Acquired share in total identifiable net asset		92,175
Hoegh Grace [Member] | Above market time character [Member]
Assets acquired
Intangibles:		$ 11,760
Hoegh Gallant [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cancellation of demand note	$ 140,000
Seller's credit note	47,000
Working capital adjustment	7,160
Total Gross Considertaion	194,160
Assets acquired
Cash and cash equivalents	7,695
Amounts due from affiliates	4,101
Inventory	1,038
Prepaid expenses and other receivables	199
Vessel	355,700
Other long term assets	86
Total assets	387,819
Liabilities assumed
Trade payables	(311)
Amounts due from owners and affiliates	(773)
Accrued liabilities and other payables	(4,304)
Total long term debt	(184,698)
Derivative instruments	(3,824)
Total liabilities assumed	(193,910)
Total identifiable net assets	193,909
Goodwill	251
Total consideration	194,160
Hoegh Gallant [Member] | Above market time character [Member]
Assets acquired
Intangibles:	11,000
Hoegh Gallant [Member] | Option for time charter extension [Member]
Assets acquired
Intangibles:	$ 8,000